OTHER GAINS AND CHARGES	12 Months Ended
Jun. 26, 2019
Other Gains and Charges [Abstract]
OTHER GAINS AND CHARGES
Other (gains) and charges in the Consolidated Statements of Comprehensive Income consist of the following:

	Fiscal Years Ended
	June 26, 2019	June 27, 2018	June 28, 2017
Sale leaseback (gain), net of transaction charges	$(27.3)	$2.0	$—
(Gain) on sale of assets, net	(6.9)	(0.3)	(2.7)
Foreign currency transaction (gain) loss	(0.7)	1.2	—
Property damages, net of (insurance recoveries)	(0.7)	5.1	—
Lease guarantee charges (credits)	(0.4)	1.9	1.1
Restaurant impairment charges	10.8	10.9	5.2
Remodel-related costs	7.7	1.5	—
Corporate headquarters relocation charges	5.3	—	—
Restaurant closure charges	4.3	7.5	4.1
Accelerated depreciation	1.0	1.9	2.0
Severance and other benefit charges	0.9	0.3	6.6
Cyber security incident charges	0.4	2.0	—
Information technology restructuring	—	—	2.7
Other	1.1	0.5	3.7
	$(4.5)	$34.5	$22.7

Fiscal 2019

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Sale leaseback (gain), net of transaction charges during the fiscal year ended June 26, 2019 included gains of $35.2 million, less transaction costs of $7.9 million related to professional services, legal and accounting fees. Refer to Note 3 - Sale Leaseback Transactions for further details on this transaction.

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(Gain) on sale of assets, net during the fiscal year ended June 26, 2019 primarily included $5.8 million for the net gain recognized on the sale of the owned-portion of our previous corporate headquarters building, and $0.8 million of gain recognized on the sale of land in Scottsdale, AZ and Pensacola, FL.

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Foreign currency transaction (gain) loss during the fiscal year ended June 26, 2019 included a gain of $0.7 million, resulting from the change in value of the Mexican peso as compared to that of the United States dollar on our Mexican peso denominated note receivable that we received as consideration from the sale of our equity interest in our Mexico joint venture during fiscal 2018. Refer to Note 4 - Equity Method Investment for further details.

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Property damages, net of (insurance recoveries) during the fiscal year ended June 26, 2019 included $0.7 million of insurance proceeds received related to a previously filed fire claim and final proceeds received from the Hurricane Harvey claim, partially offset by expenses associated with storm damages at certain restaurant locations.

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Lease guarantee charges (credits) during the fiscal year ended June 26, 2019 of a $0.4 million credit were recorded from releasing the remaining lease reserves related to leases that we were secondarily liable for Macaroni Grill, a divested brand, that were reserved during their fiscal 2018 bankruptcy proceedings that have since concluded. Refer to Note 15 - Commitments and Contingencies for further details.

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Restaurant impairment charges during the fiscal year ended June 26, 2019 included $10.8 million primarily related to the long-lived assets and reacquired franchise rights of 11 underperforming Chili’s restaurants.

•	Remodel-related costs during the fiscal year ended June 26, 2019 totaled $7.7 million and were related to write-offs associated with the Chili’s remodel project.

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Corporate headquarters relocation charges during the fiscal year ended June 26, 2019 of $5.3 million included lease reserve and other closure costs associated with the leased portion of our previous corporate headquarters location, in addition to moving and certain readiness costs of transition to the new corporate headquarters location during fiscal 2019.

•	Restaurant closure charges during the fiscal year ended June 26, 2019 totaling $4.3 million primarily related to Chili’s lease termination charges and certain Chili’s restaurant closure costs.

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Accelerated depreciation during the fiscal year ended June 26, 2019 included $1.0 million of depreciation on certain leasehold improvements associated with the leased portion of our previous corporate headquarters property which closed during fiscal 2019.

•	Severance and other benefit charges during the fiscal year ended June 26, 2019 of $0.9 million primarily related to the restructuring of certain Maggiano’s back-office positions.

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Cyber security incident charges during the fiscal year ended June 26, 2019 of $0.4 million was recorded related to professional services associated with our response to the incident that are not believed to be covered by our insurance. Refer to Note 15 - Commitments and Contingencies for further details.

Fiscal 2018

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Restaurant impairment charges during the fiscal year ended June 27, 2018 totaling $10.9 million primarily includes charges of $7.2 million recorded in the first quarter of fiscal 2018 associated with nine Alberta, Canada Chili’s restaurants closed in the second quarter of fiscal 2018. Alberta has an oil dependent economy and has experienced an economic recession in recent years related to lower oil production. The slower economy has negatively affected traffic at the restaurants. The decision to close these restaurants was driven by management’s belief that the long-term profitability of these restaurants would not meet our required level of return. Additionally, during fiscal 2018, we recorded Restaurant impairment charges of $3.7 million primarily related to the long-lived assets and reacquired franchise rights of certain underperforming Maggiano’s and Chili’s restaurants that will continue to operate. Refer to Note 11 - Fair Value Measurements for further details.

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Restaurant closure charges during the fiscal year ended June 27, 2018 totaling $7.5 million primarily includes expenses of $4.6 million associated with the Canada closures and related lease termination charges. We also recorded $1.8 million in lease termination expenses related to locations where we are the primary lessee of leases that were sublet to the Macaroni Grill, a divested brand, currently in bankruptcy proceedings, that discontinued sublease rental payments and closed the restaurants. Additionally, we recorded Restaurant closure charges of $1.1 million primarily related to lease termination charges and closure costs associated with Chili’s restaurants closed during fiscal 2018.

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Property damages, net of (insurance recoveries) include incurred expenses associated with Hurricanes Harvey and Irma primarily related to employee relief payments and inventory spoilage. Our restaurants were closed in the areas affected by these disasters and our team members were unable to work. Payments were made to assist our team members during these crises and to promote retention. We carry insurance coverage for these types of natural disasters. It was determined that Hurricane Irma damage was below insurance claim deductible limits, and we did not have any insurance proceeds related to this storm. During fiscal 2018, we received insurance proceeds related to certain Hurricane Harvey property damage of $1.0 million that was mostly offset by the long-lived asset write-off, of which the net amount of $0.1 million was included within Other (gains) and charges in the Consolidated Statements of Comprehensive Income. In the fourth quarter of fiscal 2018, the Hurricane Harvey insurance claim was substantially finalized. We recorded an insurance receivable within Accounts receivable, net in the Consolidated Balance Sheets for $1.0 million which includes $0.6 million of business interruption funds recorded within Restaurant expenses in the Consolidated Statements of Comprehensive Income and $0.4 million for property damages recorded within Other (gains) and charges in the Consolidated Statements of Comprehensive Income.

During the fiscal year ended June 27, 2018, we received property damage insurance proceeds of $0.5 million related to natural flooding in Louisiana that were recorded within Other (gains) and charges in the Consolidated
Statements of Comprehensive Income. Additionally, we received business interruption funds of $0.4 million related to the Louisiana flooding from insurers that are recorded within Restaurant expenses in the Consolidated Statements of Comprehensive Income.

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Cyber security incident charges during the fiscal year ended June 27, 2018 totaling $2.0 million were recorded related to professional services due to legal and other costs associated with our response to the incident. We first reported the incident in the fourth quarter of fiscal 2018, refer to Note 15 - Commitments and Contingencies for further details.

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Sale leaseback (gain), net of transaction charges during the fiscal year ended June 27, 2018 totaling $2.0 million includes professional service fees for brokers, legal, due diligence and other professional services firms in connection with the sale-leaseback transaction that marketed certain Company-owned restaurant properties. These transactions closed during fiscal 2019, refer to Note 3 - Sale Leaseback Transactions for further details.

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Lease guarantee charges (credits) during the fiscal year ended June 27, 2018 totaling $1.9 million were recorded during fiscal 2018 related to the Macaroni Grill, a divested brand, which was in bankruptcy proceedings, for certain leases under which we were secondarily liable. Refer to Note 15 - Commitments and Contingencies for further details.

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Accelerated depreciation during the fiscal year ended June 27, 2018 totaling $1.9 million was recorded primarily related to depreciation on certain leasehold improvements at the corporate headquarters property pursuant to the corporate relocation. We completed the relocation in fiscal 2019, refer to Note 3 - Sale Leaseback Transactions for further details.

•	Remodel-related costs during the fiscal year ended June 27, 2018 totaling $1.5 million were recorded related to existing fixed asset write-offs associated with the Chili’s remodel project.

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Foreign currency transaction (gain) loss during the fiscal year ended June 27, 2018 relates to our sold equity interest in our Mexico joint venture that we received a note as consideration denominated in Mexican pesos which is re-measured to United States dollars at the end of each period resulting in a gain or loss from foreign currency exchange rate changes. For fiscal 2018 a net loss of $1.2 million was recorded because the value of the Mexican peso decreased as compared to the United States dollar during the fiscal year. The sale of our equity interest resulted in a gain of $0.2 million which was recorded within (Gain) on sale of assets, net and included the recognition of prior period foreign currency translation losses reclassified from AOCL. Refer to Note 4 - Equity Method Investment for further details.

Fiscal 2017

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During fiscal 2017, we completed a reorganization of the Chili’s restaurant operations team and certain departments at the corporate headquarters to better align our staffing with the current management strategy and resource needs. This employee separation action resulted in severance charges and accelerated stock-based compensation expenses of $6.6 million. All of the severance amounts were paid by the end of fiscal 2017.

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We recorded restaurant impairment charges of $5.2 million primarily related to the long-lived assets and reacquired franchise rights of ten underperforming Chili’s restaurants which will continue to operate. Refer to Note 11 - Fair Value Measurements for additional information. Additionally, we recorded restaurant closure charges of $4.1 million primarily related to lease charges and other costs associated with closed restaurants.

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We incurred $2.7 million of professional fees and severance associated with our information technology restructuring offset by a $2.7 million gain on the sale of property. We also recorded accelerated depreciation charges of $2.0 million related to long-lived assets to be disposed of and lease guarantee charges of $1.1 million related to leases that were assigned to a divested brand. For additional lease guarantee disclosures, refer to Note 15 - Commitments and Contingencies.

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Other charges primarily include $2.4 million of expenses for consulting fees related to a special project.